Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt

7. Debt

2020 PPP Loan

On April 28, 2020, the Company received funding under a Paycheck Protection Program (“PPP”) loan (the “PPP Loan”) from First State Community Bank (the “Lender”). The principal amount of the PPP Loan was $0.4 million. The PPP was established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and is administered by the U.S. Small Business Administration (the “SBA”). Loans made under the PPP may be partially or fully forgiven if the recipient complies with the provisions of the CARES Act, including the use of PPP Loan proceeds for payroll costs, rent, utilities and other expenses, provided that such amounts are incurred during a 24-week period that commenced on April 28, 2020 and at least 60% of any forgiven amount has been used for covered payroll costs as defined by the CARES Act. On January 5, 2021, the Lender provided notice to the Company that the principal amount and accrued interest had been forgiven. The Company removed the PPP Loan obligation and recorded other income for forgiveness of debt totaling $0.4 million. The SBA has until January of 2027 to audit the Company’s compliance with the CARES Act relating to the PPP Loan.

2021 PPP Loan

On March 15, 2021, the Company received funding under the SBA Second Draw Program under the Paycheck Protection Program (“2021 PPP”) (the “2021 PPP Loan”) from the Lender. The principal amount of the 2021 PPP Loan is $0.5 million. The Company received notice on November 24, 2021, that the principal amount and accrued interest had been forgiven. The Company removed the 2021 PPP Loan obligation and recorded other income for forgiveness of debt totaling approximately $0.5 million during the year ended December 31, 2021.

Since receiving the 2021 PPP Loan and learning that the principal amount of the loan and accrued interest had been forgiven, the Company has determined that due to its status as a publicly traded company with shares of common stock trading on the Nasdaq Capital Market it was not eligible to receive a loan under the SBA Second Draw Program under the Paycheck Protection Program. As a result, the Company repaid the loan on June 14, 2022, together with processing fees and interest, which totaled $0.5 million, resulting in no balance outstanding at June 30, 2022 (see Note 1).

Business Loan

On July 20, 2021, TA&T, entered into a Loan Authorization and Agreement in the amount of approximately $350,000 (the “Business Loan”). Under the Business Loan, the Company will make monthly installment payments, including principal and interest, of $1,754. Payments are to begin 18 months from the date of the loan. The balance of principal and interest is payable 30 years from July 20, 2021. The Business Loan bears interest at a rate of 3.75% per annum. The Business Loan is secured by a general security interest in all of the assets of TA&T. The Business Loan contains other standard provisions that are customary of loans of this type.

Related Party Debt

TA&T is obligated to repay certain personal loans made by the founders of TA&T to TA&T prior to SINTX’s acquisition of TA&T (the Personal Loans”). The total amount of the Personal Loans at September 30, 2022 was approximately $350,000. The Company agreed to repay the outstanding balance of the Personal Loans in (i) 24 equal monthly installments beginning September 1, 2022 and each month thereafter until paid in full as one prior owner’s portion of the Personal Loans totaling $157,000, and (ii) for the other owner’s portion of the Personal Loans totaling $193,000. As of September 30, 2022, the related party debt had an outstanding balance of $235,000. The outstanding balance is being paid in monthly installments ending August 1, 2024. The related party debt is not collateralized and has no interest rate.

Wells Fargo Line of Credit

Prior to SINTX’s acquisition of TA&T, TA&T entered into a revolving line of credit with Wells Fargo. As of September 30, 2022, the line of credit with Wells Fargo had an outstanding balance of $47,000.

7. Debt

2020 PPP Loan

On April 28, 2020, the Company received funding under a Paycheck Protection Program (“PPP”) loan (the “PPP Loan”) from First State Community Bank (the “Lender”). The principal amount of the PPP Loan was $0.4 million. The PPP was established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and is administered by the U.S. Small Business Administration (the “SBA”). Loans made under the PPP may be partially or fully forgiven if the recipient complies with the provisions of the CARES Act, including the use of PPP Loan proceeds for payroll costs, rent, utilities and other expenses, provided that such amounts are incurred during a 24-week period that commenced on April 28, 2020 and at least 60% of any forgiven amount has been used for covered payroll costs as defined by the CARES Act. On January 5, 2021, the Lender provided notice to the Company that the principal amount and accrued interest had been forgiven. The Company removed the PPP Loan obligation and recorded other income for forgiveness of debt totaling $0.4 million.

2021 PPP Loan

On March 15, 2021, the Company received funding under the SBA Second Draw Program under the Paycheck Protection Program (“2021 PPP”) (the “2021 PPP Loan”) from the Lender. The principal amount of the 2021 PPP Loan is $0.5 million. The Company received notice on November 24, 2021, that the principal amount and accrued interest had been forgiven. The Company removed the 2021 PPP Loan obligation and recorded other income for forgiveness of debt totaling $0.5 million.